12. FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

12.1 FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS

	12.31.2018	12.31.2017
Non current
Shares	422	286
Total non current	422	286

Current
Government bonds	11,234	7,418
Shares	44	-
Investment funds	3,995	14,158
Total current	15,273	21,576

12.2 Trade and Other receivables

	Note	12.31.2018	12.31.2017
Non Current
CAMMESA Receivable		2,647	4,234
Other		853	9
Trade receivables, net		3,500	4,243

Non Current
Tax credits		503	241
Allowance for tax credits		(11)	(21)
Related parties	17	1,860	1,172
Prepaid expenses		28	30
Financial credit		30	55
Guarantee deposits		1	136
Contractual receivables in Ecuador	6	-	1,474
Receivable for sale of property, plant and equipment		112	99
Natural Gas Surplus Injection Promotion Program		2,671	-
Credit with RDSA	20	766	-
Other		61	15
Other receivables, net		6,021	3,201

Total non current		9,521	7,444

Current
Receivables from energy distribution sales		8,392	9,029
Receivables from MAT		1,035	644
CAMMESA		4,943	4,263
CAMMESA Receivable		574	622
Receivables from oil and gas sales		2,923	1,135
Receivables from refinery and distribution sales		218	1,414
Receivables from petrochemistry sales		2,544	1,364
Related parties	17	384	251
Other		139	201
Allowance for doubtful accounts		(1,266)	(822)
Trade receivables, net		19,886	18,101

Current
Tax credits		1,020	1,905
Advances to suppliers		83	16
Advances to employees		8	37
Related parties	17	201	317
Prepaid expenses		61	102
Receivables for non-electrical activities		539	322
Financial credit		209	123
Guarantee deposits		475	1,555
Natural Gas Surplus Injection Promotion Program		2,667	3,827
Insurance to recover		212	298
Expenses to be recovered		417	548
Credits for the sale of property, plant and equipment		783	573
Other		213	778
Allowance for other receivables		(285)	(235)
Other receivables, net		6,603	10,166

Total current		26,489	28,267

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values, with the exception of the items expressly mentioned below:

Compensations pending settlement and/or payment for the year 2017 under Natural Gas Injection Promotion Programs

On May 2, 2018, the Group filed with the Ministry of Energy an application form to adhere to the program for the cancellation of compensations pending settlement under the natural gas injection encouragement programs approved by MINEM Resolution No. 97/18 (Note 2.4.2) expressing its consent and acceptance of the terms and scope of such resolution. The resolution provides an estimated compensation in the amount of U$S 148 million for the Group, payable in thirty monthly consecutive installments as from January 1, 2019. The compensable credit balance pending collection as of December 31, 2017 amounts to $ 2,364 million. As of December 31, 2018, the Company has reassessed the present value of the credit taking into consideration collection dates provided for in the resolution; as a result of such reassessment, the recorded credit amounts to $ 5.338 million. On February 21, 2019, SGE Resolution No. 54/19 established that cancellations will be implemented through the delivery of public debt securities.

Gas Distributors’ receivables

As regards receivables resulting from differences between the price stipulated in gas sale agreements and that recognized in the distributors’ final tariffs during the April-September 2018 period for approximately U$S 34 million, as of December 31, 2018 and taking into consideration that as of the issuance of these financial statements the Company has not adhered to the collection procedure established by PEN Decree No. 1,053/18 (see Note 2.4.2.2), the Company has estimated the value of this credit claim considering the collection scenario resulting from the scheme provided for by PEN Decree No. 1,053/18 mentioned above, as well as the judicial collection scenario; as a result of such estimate, the related receivables amounts to $ 923 million.

Unaffected CAMMESA’s receivables

The Company holds unaffected receivables from CAMMESA for a total nominal value plus accrued interest of $ 3,564 million and $ 4,049 million as of December 31, 2018 and 2017, respectively corresponding to LVFVDs under SE Resolution No. 406/2003 (2004-2006 and 2008-2013 periods) and Trust under SE Resolution No. 95/2013 (2013-2016 periods). As of December 31, 2017 the credit balance amounts to $ 2,452 million. As of December 31, 2018 and taking into consideration that no bids have been placed under the tenders launched pursuant to PEN Decree No. 882/2017 accepting as payment LVFVDs issued under Resolution No. 406/2003 and other provisions passed by the SE, the Company has reassessed the receivable present value by weighting the possibility of receivable assignments to a third-party with projects accepting LVFCDs as payment, as well as the possibility of recovering the receivables through the judicial claim; as a result of such reassessment, the related receivables amounts to $ 668 million.

The movements in the allowance for the impairment of trade receivables are as follows:

	Note	12.31.2018	12.31.2017	12.31.2016
At the beginning	4.1	975	790	218
Allowance for impairment		1,266	480	499
Utilizations		(389)	(76)	(59)
Reversal of unused amounts		(31)	(2)	(46)
Gain on net monetary position		(555)	(179)	(92)
Reclasification to assets held for sale		-	(191)	-
Increase for purchases of subsidiaries		-	-	270
At the end of the year		1,266	822	790

The movements in the allowance for the impairment of other receivables are as follows:

	Note	12.31.2018	12.31.2017	12.31.2016
At the beginning	4.1	217	372	655
Allowance for impairment		248	55	97
Decreases		-	(25)	(24)
Increase for subsidiaries acquisition		-	-	154
(Gain) loss on net monetary position		(115)	15	(153)
Reversal of unused amounts		(54)	(161)	(357)
At the end of the year		296	256	372

12.3 CASH AND CASH EQUIVALENTS

	12.31.2018	12.31.2017
Cash	17	44
Banks	3,133	483
Time deposits	5,947	652
Total	9,097	1,179

12.4 BORROWINGS

Non Current	Note	12.31.2018	12.31.2017

Financial borrowings		9,743	8,785
Corporate bonds		54,927	40,993
CAMMESA financing		4,519	5,017
Related parties	17	-	21
		69,189	54,816

Current

Financial borrowings		11,811	7,527
Corporate bonds		934	1,091
CAMMESA financing		127	-
Related parties	17	29	5
		12,901	8,623

(1)	Net of the repurchase of Corporate bonds Class I maturity 2027 of Pampa Energía for a nominal value of U$S 8.85 million and Edenor’s Corporate bonds 2022 for a nominal value of U$S 0.4 million as of December 31, 2018.

As of December 31, 2018 and 2017, the fair values of the Company’s non-current borrowings (Corporate Bonds) amount approximately to $ 49,026 million and $ 45,156 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s corporate notes at the end of each year (fair value level 1 and 2).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

Financial borrowings and CAMMESA financing approximate their fair value as they are subjected to a variable rate.

The other long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

The maturities of the Company’s borrowings (excluding finance lease liabilities) and its exposure to interest rates are as follow:

Fixed rate	12.31.2018	31.12.2017

Less than one year	9,032	6,891
One to two years	4,109	812
Two to five years	10,732	11,087
Up to five years	46,825	34,421
	70,698	53,211

Floating rates

Less than one year	2,680	877
One to two years	1,809	901
Two to five years	2,106	3,780
Up to five years	2,430	2,873
	9,025	8,431

Non interest accrues

Less than one year	1,189	855
One to two years	31	-
Two to five years	1,147	784
Up to five years	-	158
	2,367	1,797

The movements in the borrowings are as follows:

	12.31.2018	12.31.2017	12.31.2016
At the beginning	63,439	47,855	19,821
Proceeds from borrowings	9,250	47,130	35,918
Payment of borrowings	(9,057)	(27,650)	(12,654)
Accrued interest	6,766	5,396	5,740
Payment of borrowings' interests	(5,004)	(4,072)	(3,212)
Net foreign currency exchange difference	46,895	8,546	3,723
Increase for subsidiaries acquisition	-	-	14,155
Costs capitalized in property, plant and equipment	282	546	516
Decrease through shares of subsidiaries (1)	-	-	(2,493)
Decrease through offsetting with other credits (2)	-	-	(4,125)
Decrease through offsetting with trade receivables	-	(6)	(512)
Gain on net monetary position	(29,974)	(14,301)	(7,250)
Repurchase and redemption of corporate bonds	(448)	(47)	(1,888)
Other financial results	(59)	42	116
At the end of the year	82,090	63,439	47,855

During the years ended December 31, 2018 and 2017, the Company and its subsidiaries acquired and/or redeem its own corporate bonds or corporate bonds of various subsidiaries at their respective market value for a total face value of U$S 13.2 million and U$S 15.1 million, respectively. Due to these debt-repurchase and/or redemptions, the Company and its subsidiaries recorded a loss of $ 59.4 million in the year ended December 31, 2018, disclosed under the line “Result from repurchase of corporate bonds” within Other financial results.

During 2018, the Company had debt maturities of approximately U$S 300 million that were refinanced through financial loans and pre-financing of exports with different local banks and with short and medium term maturities.

Subsequently, after the end of 2018 fiscal year (mainly during the month of February 2019), the Company paid a total of U$S 24 million at maturity, net of refinancing, pre-paid a total of U$S 105 million, and refinanced a total of U$S 36 million with financial institutions, with a short-term maturity.

As of the date of issuance of these financial statements, the Company is in compliance with the covenants established in its indebtedness

12.4.1 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2018

Corporate bonds:

2022 CB	Edenor	US$	166	Fixed	10%	2022	6,360
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	1,291
Class E CB	PAMPA	ARS	607	Fixed	Badlar	11/13/2020	607
T Series CB (1)	PAMPA	US$	741	Fixed	8%	1/24/2027	28,404
Class 1 CB (2)	PAMPA	US$	500	Fixed	7%	7/21/2023	19,228
							55,890
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	2,158
CAMMESA Mapro	PAMPA	ARS	174	Variable	CAMMESA	(3)	254
CAMMESA Mapro	CPB	ARS	1,085	Variable	CAMMESA	(3)	2,234
							4,646
Financial loans:

	PAMPA	U$S	17,116	Fixed	Between 2.9% and 7.5%	Feb-2018 to May-2021	17,357
	PAMPA	U$S	1,746	Variable	6% + Libor	May-2024	1,732
	PAMPA	ARS	550	Fixed	Between 22% y 22.25%	Sep-2019 to Oct-2019	561
	Edenor	U$S	1,885	Fixed	Libor + 4.27%	10/11/2020	1,904
							21,554

							82,090

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2017

Corporate bonds:

2022 CB	Edenor	US$	172	Fixed	10%	2022	4,903
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	942
Class E CB	PAMPA	ARS	575	Variable	Badlar	11/13/2020	871
Class A CB	PAMPA	ARS	282	Variable	Badlar	10/5/2018	439
T Series CB	PAMPA (1)	US$	500	Fixed	7%	7/21/2023	14,013
Class 1 CB	PAMPA (2)	US$	750	Fixed	8%	1/24/2027	20,942
							42,110
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	2,321
CAMMESA Mapro	PAMPA	ARS	140	Variable	CAMMESA	(3)	285
CAMMESA Mapro	CPB	ARS	1,088	Variable	CAMMESA	(3)	2,411
							5,017
Financial loans:

	PAMPA	U$S	352	Fixed	Between 2.9% and 7.5%	Feb-2018 to May-2021	9,786
	PAMPA	U$S	63	Variable	6% + Libor	Sep-2018 to May-2024	1,719
	PAMPA	ARS	2,270	Fixed	Between 22% y 22.25%	Aug-2018 to Oct-2019	3,417
	Edenor	U$S	50	Fixed	Libor + 4.27%	10/11/2020	1,390
							16,312
							63,439

(1)	On January 24, 2017, the Company issued Class 1 Corporate Bonds for a face value of U$S 750 million with an issuance price of 99.136%. Funds derived from the issuance of these CBs will be destined to investing in physical assets located in Argentina; financing working capital in Argentina; refinancing liabilities and/or making capital contributions in controlled companies or affiliates to use funds for the above-mentioned purposes.
(2)	Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19/17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of U$S 1 / MWh for the energy generated until its total cancellation.
(3)	On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project. The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.

12.4.2 Global Corporate Bonds Program

The Company has the following programs in place: (i) a simple CBs Program (non-convertible into shares) for a maximum amount of U$S500 million, which was authorized by CNV Resolution No. 17,162, effective until August 15, 2018; and (ii) a simple or convertible CBs Program for up to U$S 2,000 million, which was authorized by CNV Resolution No. 18,426, effective until December 29, 2021.

The Company’s Shareholders’ Meeting held on April 7, 2017 approved the issuance of CBs convertible into common shares and American Depositary Shares (“ADRs”) for a face value of U$S 500 million subject to certain conditions, mainly regarding the Company’s ADR price.

On January 16, 2018, the Company informed the CNV that, following the sales transactions in the refining and distribution segment (Note 5.2.2) and of certain oil assets (Note 5.2.1), the resulting fund inflow would allow the Company to afford the defined strategic investments. Therefore, the issuance of corporate bonds convertible into shares is not deemed necessary.

12.4.3 Guarantees on loans

On September 27, 2017, Greenwind entered into a loan agreement with Corporación Interamericana de Inversiones, Banco Interamericano de Desarrollo, Banco Santander, and Industrial and Commercial Bank of China Limited (ICBC) Dubai Branch in the amount of U$S 104 million, which will be used to finance the construction, operation and maintenance of the 100 MW wind farm currently being developed in Bahía Blanca, Province of Buenos Aires.

The facility will have a nine-year term as from its execution date and will be repaid in 14 six-monthly consecutive installments, the first one becoming due on May 15, 2020.

Pampa granted a bond for the whole facility’s principal to guarantee the operation.

On October 20 and November 13, 2017, Greenwind collected the entire financing.

12.5. TRADE AND OTHER PAYABLES

Non Current	12.31.2018	12.31.2017

Customer contributions	112	118
Funding contributions for substations	33	89
Customer guarantees	141	149
Trade payables	286	356

ENRE Penalties and discounts	5,097	5,738
Loans (mutuums) with CAMMESA	2,282	2,782
Compensation agreements	251	183
Liability with FOTAE	207	281
Payment agreement with ENRE	37	108
Other	2	9
Other payables	7,876	9,101
Total non current	8,162	9,457

Current	Note	12.31.2018	12.31.2017

Suppliers		9,371	12,826
CAMMESA		11,909	11,214
Customer contributions		15	28
Discounts to customers		37	55
Funding contributions substations		17	12
Customer advances		244	303
Related parties	17	245	117
Other		19	19
Trade payables		21,857	24,574

ENRE Penalties and discounts		1,836	425
Related parties	17	11	17
Advances for works to be executed		14	21
Compensation agreements		481	830
Payment agreements with ENRE		65	93
Other creditors		305	303
Other		187	392
Other payables		2,899	2,081

Total current		24,756	26,655

Due to the short-term nature of the current payables and other payables, their carrying amount is considered to be the same as their fair value. For the majority of the non-current payables and other payables, the fair values are also not significantly different to their carrying amounts

The fair values of non-current customer contributions as of December 31, 2018 and 2017 amount to $ 108 million and $ 141 million, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a market rate for this type of transactions. This fair value is classified as level 3.

The book value of the compensation agreements approximates their fair value given the valuation characteristics (Note 4.17).

12.6 FINANCIAL INSTRUMENTS BY CATEGORY

The following chart presents financial instruments by category:

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	34,217	122	34,339	1,671	36,010
Financial assets at amortized cost
Government securities	1,330	-	1,330	-	1,330
Financial assets at fair value through profit and loss
Government securities	-	11,234	11,234	-	11,234
Shares	-	466	466	-	466
Investment funds	-	3,995	3,995	-	3,995
Derivative financial instruments	-	3	3	-	3
Cash and cash equivalents	9,097	-	9,097	-	9,097
Total	44,644	15,820	60,464	1,671	62,135

Liabilities
Trade and other liabilities	22,833	576	23,409	9,509	32,918
Borrowings	82,090	-	82,090	-	82,090
Derivative financial instruments	-	49	49	-	49
Total	104,923	625	105,548	9,509	115,057

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	31,761	870	32,631	3,080	35,711
Financial assets at amortized cost
Government securities	16	-	16	-	16
Trusts	21	-	21	-	21
Financial assets at fair value through profit and loss
Government securities	-	7,418	7,418	-	7,418
Shares	-	286	286	-	286
Investment funds	-	14,158	14,158	-	14,158
Derivative financial instruments	-	6	6	-	6
Cash and cash equivalents	1,179	-	1,179	-	1,179
Total	32,977	22,738	55,715	3,080	58,795

Liabilities
Trade and other liabilities	26,789	2,783	29,572	6,540	36,112
Borrowings	63,439	-	63,439	-	63,439
Total	90,228	2,783	93,011	6,540	99,551

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	3,555	196	3,751	-	3,751
Interest expense	(10,902)	-	(10,902)	(844)	(11,746)
Foreign exchange, net	(32,653)	3,260	(29,393)	(3,156)	(32,549)
Results from financial instruments at fair value	-	2,415	2,415	-	2,415
Discounted value measurement	(2,713)	-	(2,713)	-	(2,713)
Other financial results	363	-	363	(79)	284
Total	(42,350)	5,871	(36,479)	(4,079)	(40,558)

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	2,076	257	2,333	-	2,333
Interest expense	(8,173)	-	(8,173)	(415)	(8,588)
Foreign exchange, net	(7,138)	1,850	(5,288)	(531)	(5,819)
Results from financial instruments at fair value	-	2,324	2,324	-	2,324
Discounted value measurement	(213)	-	(213)	-	(213)
Other financial results	(167)	-	(167)	(61)	(228)
Total	(13,615)	4,431	(9,184)	(1,007)	(10,191)

12.7 Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-          Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.

-          Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).

-          Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	11,234	-	-	11,234
Shares	44	-	422	466
Investment funds	3,995	-	-	3,995
Derivative financial instruments	-	3	-	3
Other receivables	122	-	-	122
Total assets	15,395	3	422	15,820

Liabilities
Derivative financial instruments	-	49	-	49
Total liabilities	-	49	-	49

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	7,418	-	-	7,418
Trust	-	-	221	221
Investment funds	14,158	-	-	14,158
Derivative financial instruments	-	5	-	5
Other receivables	870	-	-	870
Total assets	22,446	5	221	22,672

Liabilities
Derivative financial instruments	-	120	-	120
Total liabilities	-	120	-	120

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these consolidated financial statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in level 3.

The techniques used for the measurement of assets at fair value with changes in income, classified as Level 2 and 3, are detailed below:

- Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.

- Shares: they were determined based on Income approach through the Indirect Cash Flow method (net present value of expected future cash flows) and the discount rates used were estimated taking the Weighted Average Cost of Capital (“WAAC”) rate as a parameter.